Investment Objectives and Goals	Nov. 01, 2026
Catalyst Systematic Alpha Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST SYSTEMATIC ALPHA FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.
Catalyst Systematic High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST SYSTEMATIC HIGH INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is income and long-term capital appreciation.
Catalyst Buffered Shield Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST BUFFERED SHIELD FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.
Catalyst/Millburn Hedge Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST/MILLBURN HEDGE STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.
Catalyst Nasdaq-100 Hedged Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST NASDAQ-100 HEDGED INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is total return.
Catalyst/Aspect Enhanced Multi-Asset Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.